PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:
	Estimated Life	September 30, 2011 (Unaudited)	December 31, 2010
Furniture and fixtures	5 years	$20,000	$14,057
Office and computer equipments	5 years	20,481	21,145
Land	-	266,977	-
Building and improvements	5 - 25 years	727,965	-
Site costs	10 years	1,272,732	-
Crushing system	20 years	2,256,943	-
Process plant	10 years	3,113,053	-
Lab and equipments	10 years	851,580	-
Vehicles and mining equipments	5 - 10 years	1,024,360	7,250
		9,554,091	42,452
Less: accumulated depreciation		(93,103)	(8,928)

		$9,460,988	$33,524

For the nine months ended September 30, 2011, depreciation expense amounted to $93,103. For the period from February 10, 2010 (inception) to September 30, 2010, depreciation expense amounted to $4,799.